Schedule of Notes Payable - Related Parties (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Notes payable – related parties, net	$ 44,097	$ 104,696		$ 359,184
Less: current portion of notes payable - related parties	(14,857)	(51,657)		(254,487)
Notes payable – related parties, net – long-term	(29,240)	$ (53,039)		$ (104,697)
Theralink Technologies Inc [Member]
Less: debt discount	(1,498,388)		$ (2,028,719)
Notes payable – related parties, net	40,000		40,000
Theralink Technologies Inc [Member] | Related Party [Member]
Principal amount	1,172,466		350,000
Less: debt discount	(23,024)
Notes payable – related parties, net	1,149,442		350,000
Less: current portion of notes payable - related parties	(1,149,442)		(350,000)
Theralink Technologies Inc [Member] | Nonrelated Party [Member]
Less: current portion of notes payable - related parties	(1,000)		(1,000)
Notes payable – related parties, net – long-term